Fair Value Of Financial Instruments (Quantitative Information related To The Significant Unobservable Inputs Utilized In Company's Level 3 Recurring Fair Value Measurements) (Details) - Discounted Cash Flow [Member]
12 Months Ended
Dec. 31, 2017
Auction Rate Equity Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Workout period range, low end	1 year
Workout period range, high end	3 years
Discount rate, weighted average	4.80%
Weighted average workout period	2 years 2 months 12 days
Auction Rate Equity Securities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	0.80%
Auction Rate Equity Securities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	9.80%
Auction Rate Municipal Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Workout period range, low end	1 year
Workout period range, high end	4 years
Discount rate, weighted average	3.40%
Weighted average workout period	1 year 10 months 24 days
Auction Rate Municipal Securities [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	1.00%
Auction Rate Municipal Securities [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate range	9.10%